MEPCO SALE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 01, 2017
Asset Purchase Agreement [Abstract]
Commercial loans	$ 1,144,481	$ 853,260
Cash proceeds from sale of assets	$ 0	33,446	$ 0
Mepco [Member]
Asset Purchase Agreement [Abstract]
Net payment plan receivables				$ 33,100
Commercial loans				500
Furniture and equipment				200
Other assets				1,600
Liabilities assumed				$ 2,000
Cash proceeds from sale of assets		33,400
Gain (loss) on sale of assets		$ 0